Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 ShareBasedCompensationPlan	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock incentive plans	2
Stock incentive plan, vesting period	4 years
Stock-based Compensation Expense	$ 16,502,000	$ 12,324,000	$ 11,110,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	93,092
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, vesting period	4 years
Weighted Average Grant Date Fair Value, Granted	$ 31.87	$ 31.72	$ 21.73
Unrecognized compensation expense	8,500,000
Weighted-average period for recognition of compensation cost	2 years 2 months 12 days
Number of shares granted	412,668
Total fair value of restricted stock vested	6,900,000	7,100,000	0
Stock-based Compensation Expense	14,600,000	8,100,000	5,500,000
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, vesting period	4 years
Weighted Average Grant Date Fair Value, Granted		$ 26.86	$ 28.30
Unrecognized compensation expense	1,400,000
Weighted-average period for recognition of compensation cost	1 year 9 months 18 days
Total fair value of restricted stock vested	10,800,000	8,100,000	15,100,000
Stock-based Compensation Expense	1,900,000	4,100,000	5,500,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised	2,800,000	6,700,000	12,900,000
Tax benefits from options exercised	900,000	2,300,000	4,500,000
Cash received from option exercises	800,000	2,600,000	7,300,000
Stock-based Compensation Expense	$ 10,000	$ 100,000	$ 100,000
Performance Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Granted	$ 38.40
Number of shares granted	206,587
2007 Stock Inventive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock authorized under the plan	9,679,393
Options granted, net of cancellation	416,500
Restricted shares granted, net of cancellations	4,516,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	247,625
2001 Stock Inventive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, net of cancellation	6,438,172
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	6,177,704
Vesting Two Years From January 31 of Grant Year [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, vesting period	24 months
Vesting percentage	50.00%
Vesting Three Years From January 31 of Grant Year [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, vesting period	36 months
Vesting percentage	25.00%
Vesting Four Years From January 31 of Grant Year [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, vesting period	48 months
Vesting percentage	25.00%